Northern Lights Fund Trust

Grant Park Multi Alternative Strategies Fund

Grant Park Managed Futures Strategy Fund

Incorporated herein by reference is the definitive version of the supplement for Grant Park Multi Alternative Strategies Fund Grant Park Managed Futures Strategy Fund

filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on February 2, 2016 (SEC Accession No. 0001580642-16-006602).